Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal income tax benefit at statutory rate	21.00%	21.00%
State income tax, net of federal benefits	5.44%	7.80%
Permanent items	(0.01%)	(9.88%)
Return to Provision	(1.85%)	0.00%
Other	0.00%	0.49%
Change in valuation allowance	(24.58%)	(19.41%)
Provision for income taxes	0.00%	0.00%